                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 1
         This Amendment (Check only one.):  [X] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Hathaway Inc.
Address:  1440 Kiewit Plaza
          Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc D. Hamburg
Title:    Vice President
Phone:    402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg            Omaha, NE                        May 18, 2004
-------------------            -------------                    ------------
[Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name

     28- 5194                   General Re - New England Asset Management, Inc.

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     17
                                                          ---------------

Form 13F Information Table Entry Total:                                61
                                                          ---------------

Form 13F Information Table Value Total:                   $    35,802,150
                                                          ---------------
                                                               (thousands)
Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.    FORM 13F FILE NUMBER                       NAME
 1.          28-5678           Berkshire Hathaway Life Insurance Co. of Nebraska
 2.          28-               BH Columbia Inc.
 3.          28-5676           BHG Life Insurance Co.
 4.          28-719            Blue Chip Stamps
 5.          28-554            Buffett, Warren E.
 6.          28-1517           Columbia Insurance Co.
 7.          28-2226           Cornhusker Casualty Co.
 8.          28-852            GEICO Corp.
 9.          28-101            Government Employees Ins. Corp.
10.          28-1066           National Fire & Marine
11.          28-718            National Indemnity Co.
12.          28-5006           National Liability & Fire Ins. Co.
13.          28-717            OBH Inc.
14.          28-2740           Plaza Investment Managers
15.          28-1357           Wesco Financial Corp.
16.          28-3091           Wesco Financial Ins. Co.
17.          28-3105           Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2004




                                                                      Column 6
                   Column                                       Investment Discretion                             Column 8
                     2                  Column 4     Column 5   ----------------------                         Voting Authority
                   Title   Column 3      Market      Shares or           (b)     (c)         Column 7          ----------------
    Column 1         of     CUSIP        Value       Principal   (a)   Shared- Shared-        Other             (a)       (b)   (c)
 Name of Issuer    Class    Number   (In Thousands)   Amount $  Sole   Defined  Other        Managers           Sole     Shared None
 --------------    -----    ------   --------------   --------  ----   -------  -----        --------           ----     ------ ----
American Express
Co.                Com   025816 10 9      893,137    17,225,400           X            5, 2, 6, 13            17,225,400
                                          414,522     7,994,634           X            5, 10, 13               7,994,634
                                        6,235,267   120,255,879           X            5, 11, 13             120,255,879
                                          100,750     1,943,100           X            5, 4, 13, 15, 16, 17    1,943,100
                                          217,339     4,191,687           X            5, 13                   4,191,687
American Standard
Companies          Com   029712 10 6      367,640     3,232,000           X            5, 8, 9, 11, 13, 14     3,232,000
Block H & R        Com   093671 10 5      732,311    14,350,600           X            5, 11, 13              14,350,600
Coca Cola          Com   191216 10 0       90,138     1,792,000           X            5, 13                   1,792,000
                                           89,333     1,776,000           X            5, 12, 13               1,776,000
                                          362,442     7,205,600           X            5, 4, 13, 15, 16, 17    7,205,600
                                        2,019,122    40,141,600           X            5, 2, 6, 13            40,141,600
                                        7,039,264   139,945,600           X            5, 11, 13             139,945,600
                                          459,702     9,139,200           X            5, 10, 13               9,139,200
Comdisco Holding
Co.                Com   200334 10 0       43,645     1,179,592           X            5, 11, 13               1,179,592
                                           10,847       293,169           X            5, 2, 6, 13               293,169
                                              617        16,669           X            5, 10, 13                  16,669
Costco Wholesale
Corp.              Com   22160K 10 5      197,603     5,254,000           X            5, 11, 13               5,254,000
First Data
Corporation        Com   319963 10 4      337,280     8,000,000           X            5, 8, 9, 11, 13, 14     8,000,000
Gannett Inc.       Com   364730 10 1      304,664     3,456,600           X            5, 11, 13               3,456,600
Gap Inc.           Com   364760 10 8      328,800    15,000,000           X            5, 8, 9, 11, 13, 14    15,000,000
The Gillette Co.   Com   375766 10 2    2,346,000    60,000,000           X            5, 11, 13              60,000,000
                                          813,280    20,800,000           X            5, 2, 6, 13            20,800,000
                                          250,240     6,400,000           X            5, 10, 13               6,400,000
                                          250,240     6,400,000           X            5, 4, 13, 15, 16, 17    6,400,000
                                           31,280       800,000           X            5, 12, 13                 800,000
                                           62,560     1,600,000           X            5, 13                   1,600,000
HCA Inc.           Com   404119 10 9      406,200    10,000,000           X            5, 8, 9, 11, 13, 14    10,000,000
                                          181,835     4,476,500           X            5, 2, 6, 13             4,476,500
                                           40,620     1,000,000           X            5, 13                   1,000,000
                                       ----------
                                       24,626,678
                                       ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2004

                                                                    Column 6
                 Column                                        Investment Discretion                             Column 8
                    2                  Column 4     Column 5   ----------------------                        Voting Authority
                  Title  Column 3      Market      Shares or           (b)    (c)          Column 7         ---------------
   Column 1        of      CUSIP        Value       Principal (a)    Shared- Shared-        Other            (a)       (b)     (c)
Name of Issuer    Class   Number   (In Thousands)   Amount $  Sole   Defined  Other        Managers          Sole     Shared   None
--------------    -----   ------   --------------   --------  ----   -------  -----        --------          ----     ------  -----
Iron Mountain
Inc.              Com  462846 10 6      223,976     5,018,500           X            5, 8, 9, 11, 13, 14    5,018,500
M & T Bank
Corporation       Com  55261F 10 4      538,836     5,997,060           X            5 11, 13               5,997,060
                                         49,058       546,000           X            5, 8, 9, 11, 13, 14      546,000
                                         14,888       165,700           X            5, 10, 13                165,700
Moody's           Com  615369 10 5    1,142,733    16,140,300           X            5, 11, 13             16,140,300
                                        556,467     7,859,700           X            5, 8, 9, 11, 13, 14    7,859,700
Mueller
Industries        Com  624756 10 2       83,170     2,446,900           X            5, 11, 13              2,446,900
Nike Inc.         Com  654106 10 3      467,220     6,000,000           X            5, 8, 9, 11, 13, 14    6,000,000
Outback
Steakhouse Inc.   Com  689899 10 2       88,576     1,818,800           X            5, 8, 9, 11, 13, 14    1,818,800
Petrochina Co
LTD               ADR  71646E 10 0        3,725        72,900           X            5, 11, 13                 72,900
                                         29,950       586,100           X            5, 8, 9, 11, 13, 14      586,100
Sealed Air
Corporation       Com  81211K 10 0       55,867     1,123,800           X            5, 11, 13              1,123,800
Shaw Communi-
cations Inc.      Cl B  82028K 20 0     359,260    22,000,000           X            5, 8, 9, 11, 13, 14   22,000,000
Sun Trusts
Banks Inc.        Com  867914 10 3      344,807     4,946,300           X            5, 11, 13              4,946,300
                                         59,951       860,000           X            5, 2, 6, 13              860,000
Torchmark Corp.   Com  891027 10 4        4,171        77,551           X            5, 1, 11, 13              77,551
                                         24,191       449,728           X            5, 2, 6, 13              449,728
                                         41,482       771,200           X            5, 11, 13                771,200
                                         34,409       639,700           X            5, 10, 13                639,700
USG Corporation   Com  903293 40 5      113,685     6,500,000           X            5, 11, 13              6,500,000
Washington Post
Co.              Cl B  939640 10 8      790,931       894,304           X            5, 11, 13                               894,304
                                        131,168       148,311           X            5, 1, 3, 7, 11, 13                      148,311
                                        573,244       648,165           X            5, 10, 13                               648,165
                                         32,710        36,985           X            5, 12, 13                                36,985
Wells Fargo &
Co. Del           Com  949746 10 1      731,190    12,902,590           X            5, 2, 6, 13           12,902,590
                                         57,894     1,021,600           X            5, 4, 13, 15, 16, 17   1,021,600

                                          6,855       120,970           X            5, 10, 13                120,970
                                         78,998     1,394,000           X            5, 12, 13              1,394,000
                                        147,617     2,604,860           X            5, 13                  2,604,860
                                      2,176,375    38,404,360           X            5, 11, 13             38,404,360
Wesco Finl
Corp.             Com  950817 10 6    2,207,095     5,703,087           X            5, 4, 13               5,703,087
Zenith National
Ins. Corp.        Com  989390 10 9        4,973       126,855           X            5, 11, 13                126,855
                                    -----------
                                     11,175,472
                                    -----------
       GRAND TOTAL                  $35,802,150
                                    ===========